Fair Value of Assets and Liabilities - Methods applied in determining fair values of financial assets and liabilities (carried at amortised cost) (Detail) - EUR (€) € in Millions		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Financial Assets
Loans and advances to banks		€ 30,422.0	[1]	€ 28,811.0	[1],[2]	€ 28,858.0
Held-to-maturity investments	[2]			9,343.0
Loans and advances to customers1		589,653.0		571,909.0	[1],[2]
Total		876,444.0		836,747.0
Financial liabilities
Deposits from banks1		37,330.0	[1]	36,821.0	[1]	31,964.0
Customer deposits1	[1]	555,729.0		539,828.0
Debt securities in issue	[1]	119,751.0		96,086.0
Subordinated loans		13,724.0	[1]	15,968.0	[1]	€ 17,223.0
Total		831,345.0		790,333.0
Financial assets [member]
Financial Assets
Loans and advances to banks		28,339.0		27,065.0
Held-to-maturity investments				9,378.0
Loans and advances to customers1		581,810.0		563,489.0
Securities at amortised cost		47,815.0
Total		657,964.0		599,932.0
Financial liabilities [member]
Financial liabilities
Deposits from banks1		31,875.0		32,947.0
Customer deposits1		55,512.0		64,474.0
Debt securities in issue		119,893.0		96,736.0
Subordinated loans		13,519.0		16,457.0
Total		220,799.0		210,614.0
Level 1 [member] | Financial assets [member]
Financial Assets
Loans and advances to banks		445.0		633.0
Held-to-maturity investments				7,884.0
Loans and advances to customers1		138.0
Securities at amortised cost		43,550.0
Total		44,132.0		8,517.0
Level 1 [member] | Financial liabilities [member]
Financial liabilities
Deposits from banks1		128.0		29.0
Customer deposits1		6,695.0		8,875.0
Debt securities in issue		47,985.0		39,303.0
Subordinated loans		10,840.0		16,082.0
Total		65,648.0		64,289.0
Level 2 [member] | Financial assets [member]
Financial Assets
Loans and advances to banks		7,152.0		9,855.0
Held-to-maturity investments				1,409.0
Loans and advances to customers1		14,656.0		19,870.0
Securities at amortised cost		3,024.0
Total		24,832.0		31,134.0
Level 2 [member] | Financial liabilities [member]
Financial liabilities
Deposits from banks1		24,433.0		25,276.0
Customer deposits1		26,645.0		28,303.0
Debt securities in issue		52,194.0		39,757.0
Subordinated loans		2,679.0		357.0
Total		105,951.0		93,693.0
Level 3 [member] | Financial assets [member]
Financial Assets
Loans and advances to banks		20,742.0		16,577.0
Held-to-maturity investments				85.0
Loans and advances to customers1		567,016.0		543,619.0
Securities at amortised cost		1,242.0
Total		589,000.0		560,281.0
Level 3 [member] | Financial liabilities [member]
Financial liabilities
Deposits from banks1		7,314.0		7,642.0
Customer deposits1		22,172.0		27,296.0
Debt securities in issue		19,713.0		17,676.0
Subordinated loans				18.0
Total		€ 49,199.0		€ 52,632.0

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated. References relate to the accompanying notes. These are an integral part of the Consolidated financial statements. Reference is made to Note ##20FPolicies 'Accounting policies' for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.

[2]

The amounts for the period ended 31 December 2017 have been prepared in accordance with IAS 39, the adoption of IFRS 9 led to new presentation requirements for 2018; prior period amounts have not been restated Reference is m ade to Note 1 ‘Accounting policies’ for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.